Revenue	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Revenue
15	Revenue
The Group derives its revenue principally from
end-users
who use the Group’s platform to access routes predetermined by the Group. Revenue for transport services represents the total amount of fees charged to the end user for these services, net of items as disclosed in the revenue reconciliation table below.
Disaggregated revenue
information

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Business to customers – B2C	15,355,066	5,092,454

Business to business – SaaS	483,233	—
Business to business – TaaS	24,901,784	7,823,802

	40,740,083	12,916,256

Revenue by geographical
location

	(Unaudited) For the six-month period ended 30 June
	2022	2021
	USD	USD
Egypt	19,085,808	9,752,605
Pakistan	9,716,638	2,407,326
Kenya	2,091,455	351,229
Kingdom of Saudi Arabia	2,005,566	24,826
Jordan	1,651,022	85,745
Argentina	4,381,631	—
Turkey	743,030	—
Others	1,064,933	294,525

	40,740,083	12,916,256